Intangible Assets, Net (Tables)	6 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	Useful life	March 31, 2022	September 30, 2021
Land use rights	50 years	$283,182	$278,327
Software	3 years	23,771	23,364
Total		306,953	301,691
Less: accumulated amortization		(128,189)	(123,208)
Intangible assets, net		$178,764	$178,483

Schedule of estimated future amortization expense for intangible assets
Twelve months ending March 31,	Amortization expense

2023	$5,664
2024	5,664
2025	5,664
2026	5,664
2027	5,664
Thereafter	150,444
$178,764